Risks (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Risks [Abstract]
Loss of accounts receivable	$ 19,144,103	$ 13,272,976
Deposits	142,722	91,707
Bank loan balance interest rate risk